CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net		$ 129		$ 31,535
Cost of revenues				31,193
Gross Profit		129		342
Selling and marketing expenses		91	$ 963	3,313
General and administrative expenses		31,630	18,178	18,013
Total Operating Expenses		31,721	19,141	21,326
Loss from Operations		(31,592)	(19,141)	(20,984)
Other income (expenses), net		110	392	(9)
Foreign currency exchange gain (loss)		5	7	(10)
Interest expense, net		(7)	(342)	(525)
(Loss) gain on disposal of subsidiaries		(7,800)	(23,037)	64
Change in fair value of warrants		22	210	(208)
Share of equity loss		(41)
Impairment of intangible assets		(16,946)	0	0
Impairment of other receivables				(8,848)
Impairment of prepaid expenses and other current assets		(392)		(23,262)
Other expenses, net		(25,049)	(22,770)	(32,798)
Loss Before Income Tax		(56,641)	(41,911)	(53,782)
Income tax benefits		2,733	931	228
Net Loss		(53,908)	(40,980)	(53,554)
Less: net (loss) income attributable to non-controlling interests		(1)	(8)	9
Net Loss Attributable to Kaixin's Shareholders		(53,907)	(40,972)	(53,563)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment		8	972	(1,343)
Comprehensive Loss		(53,900)	(40,008)	(54,897)
Less: comprehensive loss attributable to non-controlling interest			109	754
Comprehensive Loss Attributable to Kaixin's Shareholders		$ (53,900)	$ (39,899)	$ (54,143)
Loss Per Share
Loss Per Share - Basic	[1]	$ (24.2)	$ (781.64)	$ (4,213.21)
Loss Per Share - diluted		$ (24.2)	$ (781.64)	$ (4,213.21)
Weighted Average Shares Used in Calculating Net Loss Per Share
Weighted Average Shares Used in Calculating Net Loss Per Share - Basic	[1]	2,227,765	52,418	12,713
Weighted Average Shares Used in Calculating Net Loss Per Share - diluted		2,227,765	52,418	12,713

[1]	* Retroactively restated to give effect to a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024 and a share consolidation at a ratio for one - for - thirty ordinary shares and an authorized share capital increase from $36,500,000 to $1,505,316,695 effective on December 1, 2025. (Note 1)